Financial Risk Management - Summary of Gross Carrying Amounts of Each Financial Asset Except for Accounts Receivable Trade and Derivative Financial Asset (Detail) ₩ in Millions	Dec. 31, 2024 KRW (₩)
Financial assets at fair value through profit or loss [member]
Disclosure of credit risk exposure [line items]
Gross amount	₩ 228,762
Loss allowance	0
Carrying amount	228,762
Financial assets at FVOCI [member]
Disclosure of credit risk exposure [line items]
Gross amount	1,012,300
Loss allowance	(3,343)
Carrying amount	1,008,957
Financial assets at amortised cost [member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Gross amount	9,291
Loss allowance	(4,004)
Carrying amount	5,287
Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of credit risk exposure [line items]
Gross amount	62,472
Loss allowance	(60,238)
Carrying amount	₩ 2,234